Related Parties - Schedule of Key Management Compensation (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule Of Key Management Compensation Abstract
Short-term compensation (including salary)	R$ 4,756	R$ 47
Short-term employee benefits		24
Share-based compensation	14,952	17,354
Total	R$ 19,708	R$ 17,425